provisions	6 Months Ended
Jun. 30, 2024
provisions
provisions
25	provisions

				Written put
		Asset		options and
		retirement	Employee-	contingent
(millions)	Note	obligations [1]	related [2]	consideration [3]	Other [2]	Total
Balance as at April 1, 2024		$379	$157	$247	$246	$1,029
Additions		—	81	—	60	141
Reversals		—	1	(43)	(10)	(52)
Uses		(3)	(121)	—	(27)	(151)
Interest effects [4]	9	4	—	3	—	7
Effects of foreign exchange, net [4]		—	—	3	—	3
Balance as at June 30, 2024		$380	$118	$210	$269	$977
Balance as at January 1, 2024		$378	$219	$276	$188	$1,061
Additions		—	194	—	176	370
Reversals		—	—	(82)	(10)	(92)
Uses		(6)	(295)	—	(85)	(386)
Interest effects [4]	9	8	—	7	—	15
Effects of foreign exchange, net [4]		—	—	9	—	9
Balance as at June 30, 2024		$380	$118	$210	$269	$977
Current		$19	$114	$—	$110	$243
Non-current		361	4	210	159	734
Balance as at June 30, 2024		$380	$118	$210	$269	$977

1	Additions and reversals for Asset retirement obligations are included in the Consolidated statements of financial position as Property, plant and equipment, net. Uses, to the extent that such items includes a flow of cash, are included net in Cash used by investing activities in the Consolidated statements of cash flows (see Note 31(a)).
2	Generally, additions and reversals for Employee-related and Other are included in the Consolidated statements of income and other comprehensive income as Employee benefits expense and Goods and services purchased, respectively. Uses, to the extent that such items include a flow of cash, are generally included net in Cash provided by operating activities in the Consolidated statements of cash flows.
3	Additions and reversals for Written put options and contingent consideration are included in the Consolidated statements of financial position as Goodwill, net, and in the Consolidated statements of income and other comprehensive income as Other income, respectively. Uses, to the extent that such items include a flow of cash, are included in Cash used by investing activities in the Consolidated statements of cash flows.
4	Interest effects and Effects of foreign exchange, net, are included in the Consolidated statements of income and other comprehensive income as Financing costs.

Asset retirement obligations

We establish provisions for liabilities associated with the retirement of property, plant and equipment when those obligations result from the acquisition, construction, development and/or normal operation of the assets. We expect that the associated cash outflows in respect of the balance accrued as at the financial statement date will occur proximate to the dates these assets are retired.

Employee-related

Our employee-related provisions are largely in respect of restructuring activities (as discussed further in Note 16(b)). The timing of the associated cash outflows in respect of the balance accrued as at the financial statement date is substantially short-term in nature.

Written put options and contingent consideration

In connection with certain business acquisitions, we have established provisions for written put options in respect of non-controlling interests. Provisions for some written put options are determined based on the net present value of estimated future earnings, and such provisions require us to make key economic assumptions about the future. Similarly, we have established provisions for contingent consideration. No cash outflows in respect of the written put options are expected prior to their initial exercisability, and no cash outflows in respect of contingent consideration are expected prior to completion of the periods during which the contingent consideration can be earned; in some instances, settlement of the provision for written put options may include the use of equity instruments.

Other

The provisions for other include: legal claims; rationalization of real estate and other non-employee-related restructuring activities; and contract termination costs and onerous contracts related to business acquisitions. Other than as set out following, we expect that the associated cash outflows in respect of the balance accrued as at the financial statement date will occur over an indeterminate multi-year period.

As discussed further in Note 29, we are involved in a number of legal claims and we are aware of certain other possible legal claims. In respect of legal claims, we establish provisions, when warranted, after taking into account legal assessments, information presently available, and the expected availability of recourse. The timing of cash outflows associated with legal claims cannot be reasonably determined.

In connection with business acquisitions, we have established provisions for contract termination costs and onerous contracts acquired.